Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2025
T22-NPRT1-1225
1.9880057.109
Common Stocks - 99.8%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	34,071	2,316,828
UNITED STATES - 99.6%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.9%
AT&T Inc	205,747	5,092,238
Verizon Communications Inc	124,676	4,954,624
		10,046,862
Entertainment - 0.9%
Netflix Inc (b)	9,512	10,642,596
Interactive Media & Services - 7.4%
Alphabet Inc Class A	202,342	56,896,548
Meta Platforms Inc Class A	42,139	27,320,821
		84,217,369
Media - 0.5%
Comcast Corp Class A	129,501	3,604,660
Trade Desk Inc (The) Class A (b)	31,757	1,596,742
		5,201,402
TOTAL COMMUNICATION SERVICES		110,108,229

Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 4.9%
Airbnb Inc Class A (b)	68,993	8,730,374
Booking Holdings Inc	2,063	10,475,378
Domino's Pizza Inc	18,101	7,212,524
Hilton Worldwide Holdings Inc (c)	34,526	8,871,801
McDonald's Corp	39,985	11,932,724
Yum! Brands Inc	61,219	8,461,078
		55,683,879
Specialty Retail - 4.7%
AutoZone Inc (b)	2,452	9,009,702
Home Depot Inc/The	40,105	15,223,457
Lowe's Cos Inc	46,390	11,046,851
O'Reilly Automotive Inc (b)	97,889	9,244,637
Williams-Sonoma Inc	45,520	8,846,357
		53,371,004
TOTAL CONSUMER DISCRETIONARY		109,054,883

Consumer Staples - 4.5%
Beverages - 0.7%
Constellation Brands Inc Class A	24,776	3,255,071
Monster Beverage Corp (b)	75,304	5,032,566
		8,287,637
Food Products - 0.3%
Hershey Co/The	22,427	3,804,292
Household Products - 2.4%
Church & Dwight Co Inc	43,660	3,828,545
Clorox Co/The	31,502	3,542,715
Colgate-Palmolive Co	58,551	4,511,355
Kimberly-Clark Corp	35,514	4,251,381
Procter & Gamble Co/The	67,056	10,083,211
		26,217,207
Tobacco - 1.1%
Altria Group Inc	89,944	5,071,043
Philip Morris International Inc	50,701	7,317,675
		12,388,718
TOTAL CONSUMER STAPLES		50,697,854

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp	110,572	1,907,367
Cheniere Energy Inc	12,158	2,577,496
Chevron Corp	47,520	7,494,854
ConocoPhillips	43,066	3,826,845
EOG Resources Inc	25,898	2,741,044
Exxon Mobil Corp	95,554	10,927,556
Texas Pacific Land Corp	2,323	2,191,472
		31,666,634
Financials - 12.5%
Banks - 3.6%
Axos Financial Inc (b)	77,416	6,036,900
Commerce Bancshares Inc/MO	110,064	5,792,667
East West Bancorp Inc	68,351	6,944,462
JPMorgan Chase & Co	72,824	22,657,003
		41,431,032
Capital Markets - 5.1%
Ameriprise Financial Inc	14,469	6,551,129
Blackstone Inc	51,435	7,542,428
CME Group Inc Class A	30,271	8,036,648
Hamilton Lane Inc Class A	44,131	5,029,169
Moody's Corp	15,611	7,497,963
MSCI Inc	13,164	7,747,672
S&P Global Inc	17,685	8,616,310
SEI Investments Co	76,629	6,177,064
		57,198,383
Financial Services - 2.8%
Mastercard Inc Class A	26,405	14,575,295
Visa Inc Class A	50,225	17,113,667
		31,688,962
Insurance - 1.0%
Erie Indemnity Co Class A	18,979	5,554,014
Kinsale Capital Group Inc	15,376	6,142,251
		11,696,265
TOTAL FINANCIALS		142,014,642

Health Care - 9.1%
Biotechnology - 2.7%
AbbVie Inc	61,277	13,360,837
Amgen Inc	28,454	8,491,527
Gilead Sciences Inc	71,700	8,588,943
		30,441,307
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	75,311	9,309,946
IDEXX Laboratories Inc (b)	11,775	7,412,480
		16,722,426
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International Inc (b)	4,845	6,861,925
Pharmaceuticals - 4.4%
Eli Lilly & Co	21,752	18,768,931
Johnson & Johnson	77,209	14,582,464
Merck & Co Inc	116,206	9,991,392
Zoetis Inc Class A	45,893	6,612,722
		49,955,509
TOTAL HEALTH CARE		103,981,167

Industrials - 9.1%
Aerospace & Defense - 1.4%
GE Aerospace	34,575	10,681,947
TransDigm Group Inc	3,581	4,685,774
		15,367,721
Building Products - 0.4%
Trane Technologies PLC	13,450	6,034,342
Commercial Services & Supplies - 0.8%
Cintas Corp	24,736	4,533,367
Copart Inc (b)	106,785	4,592,823
		9,126,190
Construction & Engineering - 0.5%
Comfort Systems USA Inc	6,493	6,269,511
Electrical Equipment - 0.6%
Eaton Corp PLC	17,814	6,797,110
Ground Transportation - 1.0%
Old Dominion Freight Line Inc	30,962	4,347,684
Union Pacific Corp	29,410	6,481,082
		10,828,766
Machinery - 2.4%
Caterpillar Inc	17,947	10,360,085
Illinois Tool Works Inc	20,928	5,104,758
Otis Worldwide Corp	55,207	5,121,001
Parker-Hannifin Corp	7,946	6,140,907
		26,726,751
Professional Services - 1.2%
Automatic Data Processing Inc	20,678	5,382,484
Paychex Inc	34,348	4,019,746
Verisk Analytics Inc	17,311	3,786,954
		13,189,184
Trading Companies & Distributors - 0.8%
Fastenal Co	110,083	4,529,915
WW Grainger Inc	4,755	4,655,145
		9,185,060
TOTAL INDUSTRIALS		103,524,635

Information Technology - 36.0%
Communications Equipment - 1.0%
Arista Networks Inc	73,002	11,511,685
Semiconductors & Semiconductor Equipment - 15.5%
Applied Materials Inc	51,915	12,101,387
Broadcom Inc	108,277	40,022,428
Lam Research Corp	93,775	14,765,812
NVIDIA Corp	481,103	97,418,546
QUALCOMM Inc	65,521	11,852,748
		176,160,921
Software - 12.3%
Adobe Inc (b)	26,447	9,000,179
AppLovin Corp Class A (b)	21,147	13,477,618
Fair Isaac Corp (b)	5,094	8,453,646
Fortinet Inc (b)	78,495	6,784,322
Intuit Inc	13,603	9,080,683
Microsoft Corp	147,703	76,482,090
Palantir Technologies Inc Class A (b)	80,915	16,221,030
		139,499,568
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	303,838	82,148,680
TOTAL INFORMATION TECHNOLOGY		409,320,854

Materials - 1.9%
Chemicals - 1.0%
CF Industries Holdings Inc	16,044	1,336,304
Ecolab Inc	9,229	2,366,316
Linde PLC	11,202	4,685,797
Sherwin-Williams Co/The	7,868	2,713,988
		11,102,405
Construction Materials - 0.3%
Eagle Materials Inc (c)	6,027	1,279,652
Vulcan Materials Co	6,828	1,976,706
		3,256,358
Metals & Mining - 0.6%
Freeport-McMoRan Inc	56,331	2,349,003
Newmont Corp	39,820	3,224,225
Royal Gold Inc	9,224	1,612,263
		7,185,491
TOTAL MATERIALS		21,544,254

Real Estate - 2.1%
Health Care REITs - 0.3%
Welltower Inc	18,080	3,273,203
Industrial REITs - 0.3%
Prologis Inc	27,362	3,395,351
Retail REITs - 0.4%
Realty Income Corp	36,370	2,108,732
Simon Property Group Inc	12,414	2,181,885
		4,290,617
Specialized REITs - 1.1%
American Tower Corp	13,886	2,485,316
Crown Castle Inc	18,573	1,675,656
Digital Realty Trust Inc	12,100	2,061,961
Extra Space Storage Inc	12,190	1,627,853
Public Storage Operating Co	6,987	1,946,299
SBA Communications Corp Class A	6,935	1,327,914
VICI Properties Inc	53,556	1,606,144
		12,731,143
TOTAL REAL ESTATE		23,690,314

Utilities - 2.3%
Electric Utilities - 1.4%
Constellation Energy Corp	10,844	4,088,188
NextEra Energy Inc	62,625	5,097,676
NRG Energy Inc	14,263	2,451,239
Southern Co/The	38,931	3,661,071
		15,298,174
Gas Utilities - 0.3%
National Fuel Gas Co (c)	22,265	1,756,931
UGI Corp	53,368	1,784,092
		3,541,023
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (b)	5,568	2,225,975
Vistra Corp	14,755	2,778,367
		5,004,342
Multi-Utilities - 0.2%
WEC Energy Group Inc	22,210	2,481,523
TOTAL UTILITIES		26,325,062

TOTAL UNITED STATES		1,131,928,528
TOTAL COMMON STOCKS (Cost $905,257,780)		1,134,245,356

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $114,842)	4.15	115,000	114,877

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	1,955,632	1,956,023
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	980,495	980,594
TOTAL MONEY MARKET FUNDS (Cost $2,936,617)			2,936,617

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $908,309,239)	1,137,296,850
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	(394,937)
NET ASSETS - 100.0%	1,136,901,913

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	69	12/19/2025	2,371,530	68,002	68,002

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $33,772 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $114,877.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,522,286	21,257,406	20,823,669	25,397	-	-	1,956,023	1,955,632	0.0%
Fidelity Securities Lending Cash Central Fund	1,311,050	27,255,939	27,586,395	1,002	-	-	980,594	980,495	0.0%
Total	2,833,336	48,513,345	48,410,064	26,399	-	-	2,936,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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